COMMON STOCK	12 Months Ended
Dec. 31, 2022
COMMON STOCK

H.COMMON STOCK

We maintain and administer our shareholder approved Employee Stock Purchase Plan ("Stock Purchase Plan"). The Stock Purchase Plan allows eligible employees to purchase shares of our stock at a share price equal to 85% of fair market value on the purchase date. We have expensed the fair value of the compensation associated with these awards, which approximates the discount. The amount of expense is nominal.

We maintain and administer our shareholder approved Directors’ Retainer Stock Plan ("Stock Retainer Plan").  The Stock Retainer Plan allows eligible members of the Board of Directors to defer the cash portion of their retainer and committee fees and receive shares of our stock at the time of or following their retirement, disability or death. The number of shares to be received is equal to the amount of the cash portion of their retainer and committee fees deferred multiplied by 110%, divided by the fair market value of a share of our stock at the time of deferral. The number of units is increased by the amount of dividends paid on our common stock. The units are immediately vested as of the grant date, since they are considered payment for services rendered quarterly. We recognized expense for this plan of $2.0 million in 2022, $1.7 million in 2021, and $1.8 million in 2020. Effective January 1, 2017, this plan was amended to allow directors to defer payment of the annual retainer paid in the form of our common stock. The number of shares to be received for their portion of the retainer that is deferred is equal to the amount of shares plus the number of shares attributable to cash dividends payable on those deferred shares.

Finally, we maintain and administer our shareholder approved Long Term Stock Incentive Plan (the "LTSIP”). The LTSIP provides for the grant of stock options, stock appreciation rights, restricted stock, performance shares, sales incentive awards, and other stock-based awards.

Executive Stock Match awards are granted in the year following the requisite service period, which begins at the beginning of each fiscal year, and fully vest on the fifth anniversary of the grant date.

There is no unrecognized compensation expense remaining for stock options in 2022, 2021, and 2020.

Below is a summary of common stock issuances for 2022 and 2021:

	December 31, 2022
Share Issuance Activity	Common Stock	Average Share Price
Shares issued under the employee stock purchase plan	44	$73.45

Shares issued under the employee stock gift program	2	78.23
Shares issued under the director retainer stock program	4	79.98
Shares issued under the bonus plan	755	82.73
Shares issued under the executive stock match plan	62	82.87
Forfeitures	(17)
Total shares issued under stock grant programs	806	$82.71

Shares issued under the deferred compensation plans	113	$81.86

	December 25, 2021
Share Issuance Activity	Common Stock	Average Share Price
Shares issued under the employee stock purchase plan	33	$75.18

Shares issued under the employee stock gift program	2	78.37
Shares issued under the director retainer stock program	5	72.66
Shares issued under the bonus plan	487	59.56
Shares issued under the executive stock grants plan	77	60.24
Forfeitures	(24)
Total shares issued under stock grant programs	547	$59.84

Shares issued under the deferred compensation plans	117	$64.14

A summary of the nonvested restricted stock awards granted under the LTSIP is as follows:

				Weighted-
			Unrecognized	Average
		Weighted-	Compensation	Period to
	Restricted	Average Grant	Expense	Recognize
	Awards	Date Fair Value	(in millions)	Expense
Nonvested at December 28, 2019	1,202,895	$29.68	$7.9	0.86 years
Granted	348,016	47.60
Vested	(177,790)	22.69
Forfeited	(9,327)	33.46
Nonvested at December 26, 2020	1,363,794	$35.14	$6.3	0.62 years
Granted	560,516	60.24
Vested	(274,271)	26.50
Forfeited	(23,007)	39.68
Nonvested at December 25, 2021	1,627,032	$45.23	$6.6	0.43 years
Granted	815,874	79.97
Vested	(286,661)	34.00
Forfeited	(17,990)	54.07
Nonvested at December 31, 2022	2,138,255	$58.70	$51.4	3.74 years

Under the Stock Purchase Plan and LTSIP, we recognized share-based compensation expense of $28.2 million, $11.2 million, and $4.0 million and the related total income tax benefits of $6.9 million, $2.7 million, and $1.0 million in 2022, 2021 and 2020, respectively.

For the year-ended December 31, 2022, we determined that $54 million of share-based bonus awards, representing 625,658 shares, will be awarded to qualified employees as it relates to the company’s 2022 performance and granted in 2023. Awards granted generally vest after a period of three, five or eight years from the grant date. In addition to the share-based bonus awards, certain employees are eligible to receive performance units equivalent to $2.3 million, or 26,360 shares of stock, if certain performance metrics are achieved after three years. As of December 31, 2022 and December 25, 2021, we recognized approximately $13.8 million and $11.5 million, respectively, of compensation expense related to share-based bonus awards for each of those respective performance years.

We have a Sales Incentive Plan for certain eligible employees. According to the policy, sales incentives are determined and calculated using a formula-based approach and estimated monthly based on specific performance metrics. Beginning July 2022, we modified the Sales Incentive Plan to place a cap on cash payments with the remaining earned incentive being settled in share-based awards. For the year-ended December 31, 2022, we determined that $10.5 million of share-based sales incentive awards, representing 122,022 shares, will be awarded to qualified employees based on the 2022 performance year and granted in 2023. These awards will vest after a period of five years from the grant date. As of December 31, 2022, we recognized approximately $0.9 million of compensation expense related to share-based sales incentive awards for the 2022 performance year.

In 2022, 2021 and 2020, cash received from share issuances under our plans was $2.8 million, $2.1 million and $1.4 million, respectively.

Effective February 3, 2023, our Board authorized an additional 2 million shares to be repurchased under our existing share repurchase program. We repurchased 1,246,616 shares in 2022 and no shares in 2021 under this program. Following the most recent authorization, the cumulative total authorized shares available for repurchase is approximately 2 million shares which expire in one year.